Warrants Classified as Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Warrants Classified as Liabilities [Abstract]
Schedule of Liability-Classified Warrants Outstanding	As of September 30, 2023, the Company had the following liability-classified warrants outstanding (amounts in thousands):
	Number of Warrants on
	Common Shares	Amount
Balance as of December 31, 2021	—	$—
Recognition of warrant liability	92	3,674
Change in fair value of warrant	—	(1,595)
Balance as of December 31, 2022	92	2,079
Change in fair value of warrant	—	(658)
Balance as of March 31, 2023	92	1,421
Recognition of warrant liability	143	3,163
Change in fair value of warrants	—	(966)
Balance as of June 30, 2023	235	3,618
Change in fair value of warrants	—	(2,615)
Balance as of September 30, 2023	235	$1,003